Intangible assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets

Intangible assets are analyzed as follows:
	March 31,
	2014	2015
	$ in thousands	$ in thousands

Cost	6,894	6,939
Less: accumulated amortization	(2,507)	(2,820)

	4,387	4,119

Components of other intangible assets

The components of other intangible assets are as follows:

	March 31,
	2014	2015
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	2,062	1,880
Land use right of factory land in Xinxing, Guangdong, PRC	2,325	2,239

	4,387	4,119

Schedule of amortization expenses
Year ending March 31,	$ in thousands

2016	294
2017	294
2018	294
2019	294
2020	294
Thereafter	2,649

Total	4,119